SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

Management performed an evaluation of the Company’s activity through the date the financial statements were issued April 30, 2026, noting the following subsequent events:

(a) Exercise of Warrants

Subsequent to December 31, 2025, in January 2026, certain pre-funded warrants issued in November 2025 were exercised, resulting in the issuance of 262,806 Class A ordinary shares. The exercise of these warrants did not have a material impact on the Company’s financial position as of December 31, 2025.

(b) Execution of 1-Year Staking Agreement for EDGEAI

The Company entered into the EDGEAI Staking Agreement (the “Staking Agreement”) with EDGEAI Foundation (the “Foundation”) on January 6, 2026. Pursuant to the Staking Agreement, the Company agrees to stake 157,453,325 EDGEAI to the mainnet smart contract designated by the Foundation, with a staking term of twelve months from the date of successful staking of the Tokens.

During the staking term, the EDGEAI will be locked in the smart contract, and the Company is prohibited from selling, transferring, pledging, or otherwise encumbering such Tokens. Upon maturity, the Tokens will automatically unlock and be returned to DCX’s designated address, unless the Parties agree to renew the Staking Agreement in writing. In consideration for the staking, DCX will receive a floating annualized yield of 3.5%–8% in accordance with the EDGEAI Mainnet rules, with rewards distributed automatically in the form of EDGEAI by block cycle or monthly. The Foundation provides no fixed-income guarantee.